CONSOLIDATED FINANCIAL STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2013
Consolidated Financial Statement Details [Abstract]
Schedule of other current assets

	December 31,
	2013	2012
	(In thousands)
Other current assets:
Deferred income taxes	$34,381	$20,343
Prepaid expenses	23,942	22,877
Capitalized downloadable search toolbar costs, net	21,171	22,205
Production costs	17,717	20,099
Income taxes receivable	12,242	27,437
Other	52,077	43,378
Other current assets	$161,530	$156,339

Schedule of property and equipment, net

	December 31,
	2013	2012
	(In thousands)
Property and equipment, net:
Buildings and leasehold improvements	$246,283	$238,652
Computer equipment and capitalized software	214,762	197,402
Furniture and other equipment	78,451	42,949
Projects in progress	14,649	19,303
Land	5,117	5,117
	559,262	503,423
Accumulated depreciation and amortization	(265,298)	(232,911)
Property and equipment, net	$293,964	$270,512

Schedule of other non-current assets

	December 31,
	2013	2012
	(In thousands)
Other non-current assets:
Restricted cash - funds held in escrow for Meetic tender offer	$71,512	$—
Production costs	22,423	—
Income taxes receivable	19,217	79,130
Other	51,533	39,100
Other non-current assets	$164,685	$118,230

Schedule of accrued expenses and other current liabilities

	December 31,
	2013	2012
	(In thousands)
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits	$85,006	$51,537
Accrued revenue share expense	72,274	78,196
Accrued advertising expense	63,406	73,381
Income taxes payable	16,159	17,679
Unsettled treasury stock purchases	—	35,113
Other	114,193	99,326
Accrued expenses and other current liabilities	$351,038	$355,232

Schedule of revenue

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Revenue:
Service revenue	$2,869,822	$2,639,409	$1,932,289
Product revenue	153,165	161,524	127,155
Revenue	$3,022,987	$2,800,933	$2,059,444

Schedule of cost of revenue

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Cost of revenue:
Cost of service revenue	$883,730	$835,440	$659,069
Cost of product revenue	116,371	155,357	94,820
Cost of revenue	$1,000,101	$990,797	$753,889

Schedule of other income (expense), net

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Other income (expense), net:
Gain on sales of long-term investments	$35,856	$3,326	$1,974
Interest income	2,608	3,462	5,205
Foreign currency exchange (losses) gains, net	(2,883)	(1,050)	3,660
Impairment of long-term investments	(5,268)	(8,685)	—
Non-income tax refunds related to Match Europe, which was sold in 2009	—	—	4,630
Other	(4)	(65)	21
Other income (expense), net	$30,309	$(3,012)	$15,490